Loans - Schedule of Allowances for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 5,604	$ 5,291	$ 4,662
Provision for loan losses	1,316	1,145	493
Charge-offs	(1,082)	(1,204)	(418)
Recoveries	69	372	554
Net charge-offs	(1,013)	(832)	136
Ending balance	5,907	5,604	5,291
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,813	2,207	1,664
Provision for loan losses	1,127	429	626
Charge-offs	(823)	(1,184)	(297)
Recoveries	61	361	214
Net charge-offs	(762)	(823)	(83)
Ending balance	2,178	1,813	2,207
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,735	1,264	1,271
Provision for loan losses	158	471	(291)
Charge-offs	(103)		(50)
Recoveries	1		334
Net charge-offs	(102)		284
Ending balance	1,791	1,735	1,264
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,273	1,189	1,086
Provision for loan losses	6	76	110
Charge-offs	(37)		(12)
Recoveries	3	8	5
Net charge-offs	(34)	8	(7)
Ending balance	1,245	1,273	1,189
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	237	178	123
Provision for loan losses	21	59	55
Ending balance	258	237	178
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	175	141	86
Provision for loan losses	246	51	113
Charge-offs	(119)	(20)	(59)
Recoveries	4	3	1
Net charge-offs	(115)	(17)	(58)
Ending balance	306	175	141
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	371	312	432
Provision for loan losses	(242)	59	(120)
Ending balance	$ 129	$ 371	$ 312